BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

NOTE 4 - BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

4.1 - Declaration of compliance

The financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board and show all the relevant information specific to the financial statement, which is consistent with that used by management in its management.

4.2 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by management in the process of applying the Company’s accounting practices, which are presented in the respective explanatory notes that address the topics of their application. Those transactions, disclosures or balances that require a higher level of judgment, that are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.

The financial statements were prepared on a historical cost basis, except for certain financial instruments measured at their fair values and assets held for sale which are measured at the lower of their carrying amount and their fair value less costs to sell.

4.3 – Functional currency and presentation of financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of Reais (BLR), rounded up to the next number, except when indicated otherwise.

4.4 – Main accounting policies

The main accounting policies applied in the preparation of these financial statements are presented in the respective explanatory notes. These practices have been applied consistently in all the years presented.

4.4.1 - The adoption of new standards and current interpretations

The amendments and issuances below of IFRS Accounting Standards made by the IASB that are effective for the fiscal year beginning in 2024 had not impacted the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 1: Presentation of Financial Statements

The amendments define the requirements for classifying and disclosing liabilities with covenant clauses as current or non-current. In addition, only covenants that must be met before or at the end of the reporting period influence this classification.

01/01/2024, retrospective application
IAS 7: Statement of Cash Flows and IFRS 7: Financial Instruments: Disclosures	New disclosure requirements for Reverse Factoring transactions.	01/01/2024, retrospective application
IFRS 16: Leases

The amendments require the seller-lessee to measure the lease liability resulting from the transfer of an asset, which is recognized as sales revenue, and the sale and leaseback so that there is no recognition of gain or loss on the right of use retained in the transaction.

01/01/2024, retrospective application

4.4.2 - New standards and non - current interpretations

Revised standard	Change	Applicable as of
IAS 21: The Effects of Changes in Foreign Exchange rates	Lack of Convertibility	01/01/2025, retrospective application
IFRS 7: Financial instruments: Disclosures

The amendments establish disclosure requirements relating to: (i) equity investments measured at fair value through other comprehensive income, and (ii) financial instruments with contingent characteristics that do not directly relate to loans.

01/01/2026, retrospective application
IFRS 9: Financial Instruments

The amendments establish requirements relating to: (i) settlement of financial liabilities through an electronic payment system; and (ii) assessing the contractual characteristics of the cash flow of financial assets.

01/01/2026, retrospective application
IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures	Classification and measurement of financial instruments and Contracts that have energy as a reference and whose generation depends on nature	01/01/2026, retrospective application
IFRS 18: Presentation and disclosures of financial statements

IFRS 18 introduces three defined categories for revenues and expenses – operating, investing and financing – related to the structure of the income statement and requires entities to provide new subtotals. IFRS 18 also requires companies to disclose explanations of performance measures defined by management.

01/01/2027, retrospective application

The application of IFRS 18 will have an impact on the presentation of the income statement and the cash flow statement. The Company does not expect significant impacts on the financial statements when adopting other accounting standards, amendments and interpretations issued, which are not effective yet or applicable after fiscal year 2024.

4.5 - Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

In the consolidated financial statements, the balances of assets, liabilities, results and cash flows of the subsidiaries are fully consolidated and classified according to their nature. The inclusion of the accounting balances of the subsidiaries in the financial statements begins on the date on which the Company assumes control and ceases when the Company ceases to have control.

When necessary, the financial statements of subsidiaries, jointly held subsidiaries and affiliates are adjusted to adapt their accounting policies to those adopted by the Company.

The subsidiaries, jointly held subsidiaries companies and affiliates are substantially domiciled in Brazil.

Subsidiaries

An investor controls an investee when he is exposed to, or has rights over, variable returns resulting from his participation in the investee and has the ability to influence those returns through his power over it.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company’s subsidiaries are completely eliminated in the consolidated financial statements.

	2024		2023
	Participation %		Participation %
	Direct	Indirect	Direct	Indirect
Subsidiaries
Baguari Energia S.A.	100.00	—	—	100.00
Baguari I Geração de Energia S.A.	—	100.00	—	100.00
Brasil Ventos Energia S.A.	100.00	—	—	100.00
Energia dos Ventos V S.A.	—	100.00	—	100.00
Energia dos Ventos VI S.A.	—	100.00	—	100.00
Energia dos Ventos VII S.A.	—	100.00	—	100.00
Energia dos Ventos VIII S.A.	—	100.00	—	100.00
Energia dos Ventos IX S.A.	—	100.00	—	100.00
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00	—	98.00
Centrais Elétricas do Norte do Brasil S.A. - Eletronorte	100.00	—	100.00	—
Nova Era Catarina Transmissora S.A.	—	100.00	—	—
Nova Era Ceará Transmissora S.A.	—	100.00	—	—
Nova Era Integração Transmissora S.A.	—	100.00	—	—
Nova Era Teresina Transmissora S.A.	—	100.00	—	—
Teles Pires Participações S.A.	—	100.00	—	100.00
Companhia Hidrelétrica Teles Pires S.A.	—	100.00	—	100.00
Cia de Ger. e Trans. de Energia Elétrica do Sul do Brasil - CGT Eletrosul	100.00	—	100.00	—
Ibirapuitã Eólica S.A.	—	100.00	—	100.00
Companhia Hidro Elétrica do São Francisco - Chesf	100.00	—	100.00	—
Nova Era Enki S.A.	—	99.97	—	—
Eletrobras Participações S.A. – Eletropar	83.71	—	83.71	—
Furnas Centrais Elétricas S.A. - Furnas	—	—	100.00	—
Madeira Energia S.A.	99.74	—	—	99.74
Santo Antônio Energia S.A.	—	99.74	—	99.74
Retiro Baixo Energética S.A.	100.00	—	—	100.00
SPE Nova Era Janapu Transmissora S.A.	100.00	—	—	100.00
Triângulo Mineiro Transmissora S.A.	100.00	—	—	100.00
Vale do São Bartolomeu Transmissora de Energia S.A.	90.00	—	—	90.00
Jointly operations (consortia)
Consórcio Energético Cruzeiro do Sul (see note 40)	—	49.00	—	49.00
Consórcio UHE Baguari	—	100.00	—	100.00

Investments in associates

Associates are all entities over which the Company has significant influence, and which are not a subsidiary or jointly controlled company.

Jointly owned subsidiaries

A joint business is one in which two or more parties have joint control established by contract and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

4.6 – Reclassifications

The Company has decided to split items identified in the table below in the balance sheet to enhance transparency:

	Year ended December 31, 2023
	As reported	Reclassification	Reclassified
LIABILITIES AND NET EQUITY
CURRENT
Loans, financing and debentures (i)	11,330,847	(439,974)	10,890,873
RGR Returns (i)	—	439,974	439,974
	11,330,847	—	11,330,847

NON-CURRENT
Loans, financing and debentures (i)	49,449,443	(879,947)	48,569,496
RGR Returns (i)	—	879,947	879,947
	49,449,443	—	49,449,443

(i) The reclassified amounts are of a regulatory nature (RGR Returns) processes, distinct from debt instruments in their origin (See note 29).